Cover	Feb. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2022
Entity File Number	333-236022
Entity Registrant Name	BANCPLUS CORPORATION
Entity Central Index Key	0001118004
Entity Tax Identification Number	64-0655312
Entity Incorporation, State or Country Code	MS
Entity Address, Address Line One	1068 Highland Colony Parkway
Entity Address, City or Town	Ridgeland
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39157
City Area Code	(601)
Local Phone Number	898-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false